Commitments and Contingencies - Schedule of Contractual Obligations (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)	[6]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings		¥ 5,800	[1]	$ 810	[1]	¥ 6,970	[2]	$ 955	[2]
Short-term bank borrowing		17,172		2,397		15,522		2,127
Loans from third parties	[3]					4,787		656
Operating lease liabilities		5,974	[4]	834	[4]	7,099	[5]	973	[5]
Payment to Anhui Juhu						200		27
Total		¥ 28,946		4,041		¥ 34,578		4,738
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings				5,800	[1]			3,164	[2]
Short-term bank borrowing				17,172				15,522
Loans from third parties	[3]							4,787
Operating lease liabilities				2,282	[4]			2,262	[5]
Payment to Anhui Juhu								200
Total				25,254				25,935
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings					[1]			3,806	[2]
Short-term bank borrowing
Loans from third parties	[3]
Operating lease liabilities				3,140	[4]			3,274	[5]
Payment to Anhui Juhu
Total				3,140				7,080
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings					[1]				[2]
Short-term bank borrowing
Loans from third parties	[3]
Operating lease liabilities				552	[4]			1,244	[5]
Payment to Anhui Juhu
Total				552				1,244
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings					[1]				[2]
Short-term bank borrowing
Loans from third parties	[3]
Operating lease liabilities					[4]			319	[5]
Payment to Anhui Juhu
Total								$ 319

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.
[2]	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2024 is discussed in Note 13 BANK BORROWINGS.
[3]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2024 is discussed in Note 15 LEASES.
[4]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.
[5]	The Group’s commitment for payable to Anhui Juhu under the other current liabilities as of December 31, 2024 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.
[6]	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent in the amount of RMB3,245 (approximately US$457). Youpin entered into a settlement agreement with the plaintiff on July 29, 2024, pursuant to which the final payable amount was determined to be RMB2,000. As of December 31, 2024, Youpin had RMB200 of the settlement amount remaining unpaid. Accordingly, the Company reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.